Share based payments reserve (Details 1)	12 Months Ended
	Aug. 31, 2023 shares $ / shares		Aug. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding, ending balance	4,986,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, beginning balance	5,336,000		7,351,000
Weighted average exercise price, beginning balance | $ / shares	$ 0.41		$ 0.41
Options exercised	(350,000)	[1]	(450,000)
Weighted average exercise price, options exercised | $ / shares	$ 0.42	[1]	$ 0.42
Options expired			(1,565,000)
Weighted average exercise price, options expired | $ / shares			$ 0.41
Number of shares outstanding, ending balance	4,986,000		5,336,000
Weighted average exercise price, ending balance | $ / shares	$ 0.41		$ 0.41

[1]	The weighted average share price at the time of the option exercise was C$0.75.